Additional Balance Sheet Information - Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Liabilities
Accrued Employee Benefits, Current	$ 7,077	$ 4,641
Accrued Engineering Current	5,215	4,377
Product Warranty Accrual, Current	730	397
Contract with Customer, Liability, Current	214	163
Accrued Sales Commission, Current	78	0
Taxes Payable, Current	579	352
Accrued Capital Expenditures Current	4,933	7,748
Other Accrued Liabilities, Current	2,363	2,665
Accrued Liabilities, Current, Total	$ 21,189	$ 20,343